Post-Employment and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Discount rate	2.75%	2.54%
Salary increase rate	2.32%	2.37%
Expected long-term rate of return on funds for the pension expense of the following year	4.16%	4.23%
Net periodic benefit cost, Discount rate	2.54%	2.57%	3.19%
Net periodic benefit cost, Salary increase rate	2.37%	2.74%	3.07%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.23%	4.24%	4.44%